Convertible Preferred Stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Convertible preferred stock shares authorized		51,141,064		51,141,064	25,828,896
Convertible prior preferred stock shares issued				0
Conversion of stock, amount issued		$ 0	$ 23,313	$ 23,313	$ 0
Dividends				$ 0
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock shares authorized					2,758,788
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock shares authorized					2,413,906
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock shares authorized					20,656,202
Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion price	$ 5.53
Conversion of stock, amount issued	$ 75,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				51,141,064
Preferred stock, value, outstanding	$ 53,800
Preferred stock, par or stated value per share	$ 2.76
Series C Preferred Stock [Member] | Series C Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	19,463,456